Statements of Appropriation of Retained Earnings (Disposition of Deficit) (Tables)	12 Months Ended
Dec. 31, 2023
Statement of Appropriation of Retained Earnings [Abstract]
Statements of Appropriation of Retained Earnings (Disposition of Deficit)	Statements of disposition of deficit of KEPCO, the controlling company, for the years ended December 31, 2022 and 2023, respectively, are as follows:

		2022	2023

		In millions of won except for dividends per share
I. Deficit before disposition
Undisposed deficit carried over from prior years	￦	—	—
Net loss		(25,297,713)	(3,249,233)
Remeasurement of the defined benefit plan		327,056	(149,474)

		(24,970,657)	(3,398,707)

II. Transfer from voluntary reserves		24,970,657	2,812,314

III. Subtotal (I+II)		—	(586,393)

IV. Disposition of deficit		—	586,393

V. Undisposed deficit to be carried over forward to subsequent year		—	—